Segments and Geographical Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 14,946	$ 16,549
Gross profit	2,557	3,382
Impairment of Goodwill and intangible assets	(471)
Operating Income (loss)	(1,248)	325
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	14,946	16,549
Inventory Impairment	(671)
Gross profit	2,557	3,382
Impairment of Goodwill and intangible assets	(988)
Operating Income (loss)	(1,248)	325
Balance of Goodwill and other intangible assets related to segment	4,726	6,162
Operating Segments [Member] | RFID [Member]
Segment Reporting Information [Line Items]
Revenues	5,669	6,697
Inventory Impairment
Gross profit	1,474	1,338
Impairment of Goodwill and intangible assets
Operating Income (loss)	354	(284)
Balance of Goodwill and other intangible assets related to segment	4,726	4,746
Operating Segments [Member] | Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	8,976	9,616
Inventory Impairment
Gross profit	1,869	1,978
Impairment of Goodwill and intangible assets
Operating Income (loss)	613	568
Balance of Goodwill and other intangible assets related to segment
Operating Segments [Member] | Intelligent Robotics [Member]
Segment Reporting Information [Line Items]
Revenues	301	236
Inventory Impairment	(671)
Gross profit	(786)	66
Impairment of Goodwill and intangible assets	(988)
Operating Income (loss)	(2,215)	41
Balance of Goodwill and other intangible assets related to segment		$ 1,416